Cover	Sep. 23, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 23, 2025
Registrant Name	HARTMAN vREIT XXI, INC.
Entity Incorporation, State or Country Code	MD
Entity File Number	333-207711
Entity Tax Identification Number	38-3978914
Entity Address, Address Line One	11211 Katy Freeway, Suite 309
Entity Address, State or Province	TX
Entity Address, City or Town	Houston
Entity Address, Postal Zip Code	77079
City Area Code	713
Local Phone Number	400 1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Central Index Key	0001654948
Amendment Flag	false
Entity Emerging Growth Company	false